Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,
	2014	2015
Buildings	$27,644,891	$19,297,436
Computers and office equipment	12,820,490	7,781,700
Leasehold improvements	869,130	—
Vehicles	872,860	461,609
Information Technology equipment	839,068	299,557
Machinery	644,474	330,447
	$43,690,913	$28,170,749
Less: accumulated depreciation and amortization	(16,861,205)	(11,555,449)
	$26,829,708	$16,615,300
Construction in progress	10,476	—
	$26,840,184	$16,615,300